Background Information	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Background Information [Abstract]
Background Information

Note 1. General Organization and Business

Neutra Corp. was incorporated in Nevada on January 11, 2011 to market and participate in the nutraceutical space by bringing products derived from all natural and organic origins. Along with participating in the actual nutraceutical products, we plan to research and bring new technology to the nutraceutical space. Nutraceutical natural medicine is an alternative system that focuses on natural remedies and the body’s vital ability to heal and maintain itself. One of the nutraceutical sub-markets is the new thriving medical cannabis market, in which we intend to participate. We intend to entrust the manufacturing to a nutraceutical contractor to private label all of our products and to sell them under our unique brand. We have established a fiscal year end of January 31.

We have not generated any revenues to date and our activities have been limited to developing our business plan, developing and launching our website, research and development of products and trial testing of our initial formulations. We will not have the necessary capital to fully develop or execute our business plan until we are able to secure additional financing. There can be no assurance that such financing will be available on suitable terms. We need to raise additional funds in order to implement our business plan. Our current cash on hand is insufficient to commercialize our products or fully develop our business strategy. If we are unable to raise adequate additional funds or if those funds are not available on terms that are acceptable to us, we will not be able to execute our business plan and we may cease operations.

On February 11, 2014, we acquired Diamond Anvil Designs, a developer of smoke-free nutraceutical delivery systems. Diamond Anvil Designs is a startup vapor pen company that is designing an all-purpose vapor pen. Currently most vapor pens are manufactured only to be used for tobacco, so we believe this an underdeveloped area of the market.

On October 5, 2015, we reincorporated from Florida to Nevada. The reincorporation was approved by our board of directors and by the holders of a majority of our common stock. Each shareholder received one share in the Nevada corporation for every 50 shares they held in the Florida corporation. Fractional shares were rounded up to the nearest whole share, and each shareholder received at least five shares. Our authorized shares increased to 480,000,000 shares of common stock and 20,000,000 shares of preferred stock.

Note 1. Background Information

Neutra Corp. was incorporated in Florida on January 11, 2011 to market and participate in the Nutraceutical space by bringing products derived from all natural and organic origins. Along with participating in the actual nutraceutical products, we plan to research and bring new technology to the Nutraceutical space. Nutraceutical natural medicine is an alternative system that focuses on natural remedies and the body's vital ability to heal and maintain itself. One of the nutraceutical sub-markets is the new thriving medical cannabis market, in which we will be doing our due diligence and participating. We intend to entrust the manufacturing to a nutraceutical contractor to private label all of our products and to sell them under our unique brand. We have established a fiscal year end of January 31.

We have narrowed our product focus to research and development in the following areas:  weight-loss, detox, men's health, acid-alkali pH balance, anti-aging, sleep disorders, autism, pain management with the use of the new thriving medical cannabis products, and air space sanitation derived by nutraceutical technology. We are continuously testing different ingredients and suppliers for purity and quality of transportation and storage of ingredients to preserve their potency. This will ensure that we are always at the top of the technology and purity of our products. In addition, we have contracted with a company that has the ability to infuse our formulations with a bio-energy infusion that enhances the efficacy of the ingredients on a sub-molecular level. For the time being, we are in negotiations with veterans in the medical cannabis space in California for further involvement. We see many barriers to enter this market, which are technology of delivery, which include oral – baked, oral – capsule, topical, injections or microinjections, and inhalation.

The Company will be a way of providing start up and operating expenses such as to facilitate the completion of the undertaking of the business.

We have not generated any revenues to date and our activities have been limited to developing our business plan, developing and launching our website, research and development of products and trial testing of our initial formulations. We will not have the necessary capital to fully develop or execute our business plan until we are able to secure additional financing. There can be no assurance that such financing will be available on suitable terms. We need to raise an additional $400,000 to implement our business plan over the next twelve months. Our current cash on hand is insufficient to commercialize our products or fully develop our business strategy. If we are unable to raise adequate additional funds or if those funds are not available on terms that are acceptable to us, we will not be able to execute our business plan and we may cease operations.

On February 11, 2014, the Company acquired Diamond Anvil Designs, a developer of smoke-free nutraceutical delivery systems. Diamond Anvil Designs is a startup vapor pen company that is designing an all-purpose vapor pen. Currently most vapor pens are manufactured only to be used for tobacco, so we feel this an underdeveloped area of the market.

We have no revenues, have incurred losses since inception, have been issued a going concern opinion from our auditors, and rely upon the sale of our securities and borrowing to fund operations.